SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of segment reporting information

A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net sales:
Metal stamping and Mechanical OEM	10,268	8,323	9,638
Electric OEM	12,667	11,280	9,528
Total net sales	22,935	19,603	19,166

Operating income:
Metal stamping and Mechanical OEM	738	267	955
Electric OEM	916	646	1,123
Corporate	(138)	(152)	(140)
Total operating income	1,516	761	1,938

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	137	107	160
Electric OEM	180	159	159
Total depreciation and amortization	317	266	319

Capital expenditure:
Metal stamping and Mechanical OEM	226	88	136
Electric OEM	298	109	135
Total capital expenditure	524	197	271

	As of March 31,
	2017	2018
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,374	8,402
Electric OEM	8,597	9,535
Corporate	1,581	193
Total assets	17,552	18,130

	As of March 31,
	2017	2018
	$	$
Property, plant and equipment:
Metal stamping and Mechanical OEM	412	391
Electric OEM	542	379
Total property, plant and equipment	954	770

Schedule of geographical segment

The breakdown by geographic area is as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net sales:
Hong Kong and China	5,662	4,700	4,086
Europe	16,342	14,037	14,446
Other Asian countries	134	31	46
North America	797	835	588
	22,935	19,603	19,166